Related Parties - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 19, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Provision for expected losses on accounts receivable or guarantees		R$ 0
Common shares approved as incentive ownership plan	11,128,102
General and administrative expense		1,534,481	R$ 1,466,551	R$ 993,986
Deferred stock plan [member] | Management
Disclosure of transactions between related parties [line items]
Amortization (reversal of amortization) of share based plans recognized as general and administrative		1,204	(1,902)	(64)
Percentage of Common shares may deliver to participants to company's share capital	1.00%
Deferred stock plan [member] | Management | Discontinued operations [member]
Disclosure of transactions between related parties [line items]
Amortization (reversal of amortization) of share based plans recognized as general and administrative			(1,325)	(2,296)
Restricted and Performance Stock [member]
Disclosure of transactions between related parties [line items]
General and administrative expense		R$ 38,204	R$ 24,067	R$ 10,440
Bottom of range [member] | Management
Disclosure of transactions between related parties [line items]
Period of transfter of ownership shares		3 years
Bottom of range [member] | Deferred stock plan [member]
Disclosure of transactions between related parties [line items]
Period of amortization from grant date		5 years
Bottom of range [member] | Deferred stock plan [member] | Management
Disclosure of transactions between related parties [line items]
Period of transfter of ownership shares		5 years
Top of range [member] | Management
Disclosure of transactions between related parties [line items]
Period of transfter of ownership shares		6 years
Top of range [member] | Deferred stock plan [member]
Disclosure of transactions between related parties [line items]
Period of amortization from grant date		7 years
Top of range [member] | Deferred stock plan [member] | Management
Disclosure of transactions between related parties [line items]
Period of transfter of ownership shares		7 years